Warrant Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of Warrant Liabilities [Abstract]
Warrant Liabilities

17. WARRANT LIABILITIES

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of December 31, 2025 and 2024:

	2025			2024
	BCA Warrants	Amended BlackRock Warrant	Total Warrant Liabilities	BCA Warrants	BlackRock Warrant	Total Warrant Liabilities
Balance as of January 1,	19,390	461	19,851	5,370	-	5,370
Issuance of warrants	-	122	122	-	294	294
Fair value loss on warrant liability	12,280	14	12,294	15,364	167	15,531
Exercise of public and private warrants	(17,789)	-	(17,789)	(1,344)	-	(1,344)
Balance as of December 31,	13,881	597	14,478	19,390	461	19,851

The fair value of the public BCA Warrants, which are traded on Nasdaq, is based on the quoted Nasdaq market prices at the end of the reporting period for such warrants. Since the private placement BCA Warrants have identical terms to the public BCA Warrants, the Company determined that the fair value of each private placement BCA Warrant is equivalent to that of each public BCA Warrant. The public BCA Warrants are included in Level 1 and the private placement BCA Warrants in Level 2 of the fair value hierarchy. The BCA Warrants are classified as short-term liabilities given that the Company cannot defer the settlement for at least 12 months.

The BlackRock Warrant, described in Note 5, is classified as a liability because its exercise price is fixed in USD, which is not the functional currency of the Company and therefore it does not meet the requirements to be classified as equity under IFRS. The fair value of the BlackRock Warrant is determined using the Black-Scholes option-pricing model and is included in Level 3 of the fair value hierarchy.

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the BlackRock Warrant as of initial issuance date, December 31, 2024, Amended BlackRock Warrant issuance date and December 31, 2025 as indicated:

	December 31, 2025	July 31, 2025	December 31, 2024	May 29, 2024
Share price on valuation date	USD 19.97 (CHF 15.83)	USD 17.64 (CHF 14.34)	USD 17.00 (CHF 15.38)	USD 11.93 (CHF 10.88)
Expected volatility (%) (1)	82.52-85.13	88.53	94.32	85.56
Expected term (years) (2)	2.71-3.29	3.50	3.21	3.50
Risk-free interest rate (%) (3)	3.53-3.58	3.91	4.28	4.75
Dividend yield (%)	0.00	0.00	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the BlackRock Warrant is expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.

For the year ended December 31, 2025, the Company recognized a fair value loss of CHF 12.3 million, primarily due to increase of the warrant share price. There were exercises of 1,929,467 warrant shares during the year ended December 31, 2025 at a price of CHF 9.55 or $11.50 per share, which resulted in a reduction of CHF 17.8 million to the warrant liability, an additional CHF 19.8 million of cash and an increase of CHF 37.8 million in shareholders’ equity. The warrant exercises, partially offset by the fair value loss resulted in a decrease of the warrant liability to CHF 14.5 million as of December 31, 2025. For the year ended December 31, 2024, the Company recognized a fair value loss of CHF 15.5 million, leading to an increase of the warrant liability to CHF 19.9 million as of December 31, 2024. The exercise of 279,033 public warrants at a price of CHF 10.13 or $11.50 per share during the year ended December 31, 2024 resulted in a reduction of CHF 1.3 million to the warrant liability, an additional CHF 2.7 million of cash and an increase of CHF 4.1 million in shareholders’ equity.

In the event of an exercise, warrant liabilities are reduced by the fair value on the date of exercise. The resulting fair value adjustment and cash received are recorded to share premium within the statements of changes in equity. The movement of the warrant liabilities during the years ended December 31, 2025 and 2024 is illustrated below:

	2025		2024
	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	19,851	4,018,384	5,370	4,254,096
Issuance of warrants	122	15,989	294	43,321
Fair value loss on warrant liability	12,294	-	15,531	-
Exercise of public and private warrants	(17,789)	(1,929,467)	(1,344)	(279,033)
Balance as of December 31,	14,478	2,104,906	19,851	4,018,384